Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Income [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning Balance at Dec. 31, 2014	$ 61,626		$ 42	$ 40,766	$ 24,091	$ (3,273)
Beginning Balance, Shares at Dec. 31, 2014			4,232,000
Net loss	(2,231)				(2,231)
Dividends paid on preferred stock	(14)				$ (14)
Preferred stock exchanged	5,700	$ 5,700
Preferred stock exchanged, shares		5,700
Preferred stock redeemed	(5,700)	$ (5,700)
Preferred stock redeemed, shares		(5,700)
Proceeds from issuance of common stock, net of offering costs of $821	11,359		$ 9	11,350
Proceeds from issuance of common stock, shares			875,000
Issuance of common stock under share-based awards plan and Stock-based compensation expense	591		$ 2	589
Issuance of common stock under share-based awards plan and Stock-based compensation expense, Shares			152,321
Employee Stock Ownership Plan allocation to participants	$ 171			$ 58		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Net change in unrealized loss on Securities available for sale, net of taxes	$ (108)						$ (108)
Ending Balance at Dec. 31, 2015	71,394		$ 53	$ 52,763	$ 21,846	$ (3,160)	$ (108)
Ending Balance, Shares at Dec. 31, 2015			5,259,321
Net loss	(43)				$ (43)
Issuance of common stock under share-based awards plan and Stock-based compensation expense	758			758
Issuance of common stock under share-based awards plan and Stock-based compensation expense, Shares			(8,057)
Issuance of common stock in connection with a Business Combination	40,728		$ 27	40,701
Issuance of common stock in connection with a Business Combination, Shares			2,734,810
Employee Stock Ownership Plan allocation to participants	$ 193			$ 80		$ 113
Employee Stock Ownership Plan allocation to participants, Shares	0	0	0	0	0	0	0
Net change in unrealized loss on Securities available for sale, net of taxes	$ (929)						$ (929)
Ending Balance at Dec. 31, 2016	$ 112,101		$ 80	$ 94,302	$ 21,803	$ (3,047)	$ (1,037)
Ending Balance, Shares at Dec. 31, 2016			7,986,074